EARNINGS PER SHARE (Tables)	0 Months Ended
Sep. 30, 2011
Earnings Per Share Tables [Abstract]
Schedule of weighted average number of shares
	Three months ended		Nine months ended
	September 30,		September 30,
	2011	2010	2011	2010

	(in millions)
Net income attributable to Teva	$916	$1,050	$2,253	$2,560
Interest expense on convertible senior debentures and issuance costs, net of tax benefits	*	11	*	33
Net income used for the computation of diluted earnings per share	$916	$1,061	$2,253	$2,593
Weighted average number of shares used in the computation of basic earnings per share	888	899	892	895
Add:
Additional shares from the assumed exercise of employee stock options and unvested RSUs	2	4	3	6
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures	**	18	1	20
Weighted average number of shares used in the computation of diluted earnings per share	890	921	896	921

* Less than $0.5 million.
** Less than 0.5 million.